Segment reporting - Summarized financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Geographical information
Number of operating segments | segment	4
Number of reporting segments | segment	4
Revenue	$ 1,579,730	$ 1,403,149	$ 1,231,056
Adjusted EBITDA	926,396	819,014	668,614
Depreciation and amortization	(382,882)	(408,662)	(384,507)
Net (gain)/loss on disposal of property, plant and equipment	2,499	764	(5,819)
Insurance claims	6,861	14,987	3,607
Impairment of withholding tax receivables	(61,810)	(31,533)	(44,586)
Business combination transaction costs	(15,779)	(13,727)	(3,745)
Impairment of property, plant and equipment and prepaid rental	(51,113)	(27,594)	(21,604)
Reversal of provision for decommissioning costs	2,671
Listing costs	(22,153)	(12,652)	(1,078)
Other costs	(15,752)	(310)	(16,932)
Share-based payment expense	(11,780)	(8,342)	(351,054)
Finance income	25,522	148,968	36,045
Finance costs	(422,034)	(633,766)	(288,915)
Other non-operating income and expenses	11,213
Profit/(loss) before income tax	(8,141)	(152,853)	(409,974)
Segment assets	5,473,651	4,447,643
Segment liabilities	3,747,691	3,223,452
Redundancy costs			3,200
Professional costs related to financing	15,100		9,600
Aborted transaction costs	700		600
MENA startup costs			3,400
Nigeria
Geographical information
Revenue	1,146,732	1,037,836	925,704
Adjusted EBITDA	783,544	701,273	559,049
Additions of property, plant and equipment and intangible assets: - In the normal course of business	318,971	195,692	363,501
Segment assets	2,038,376	2,040,911	2,349,699
Segment liabilities	745,944	747,428	768,206
SSA
Geographical information
Revenue	343,945	313,416	305,352
Adjusted EBITDA	190,654	170,784	165,626
Additions of property, plant and equipment and intangible assets: - In the normal course of business	56,291	61,147	49,704
Segment assets	1,024,347	1,043,669	1,056,982
Segment liabilities	494,236	532,801	552,343
Latam
Geographical information
Revenue	59,706	30,185
Adjusted EBITDA	42,688	22,696
Additions of property, plant and equipment and intangible assets: - through business combinations	677,226	760,246
Additions of property, plant and equipment and intangible assets: - In the normal course of business	103,338	31,703
Segment assets	1,385,224	682,813
Segment liabilities	342,181	266,596
MENA
Geographical information
Revenue	29,347	21,712
Adjusted EBITDA	13,085	9,937
Additions of property, plant and equipment and intangible assets: - through business combinations		112,878
Additions of property, plant and equipment and intangible assets: - In the normal course of business	20,725	8,465
Segment assets	173,888	142,210
Segment liabilities	100,947	92,917
Other
Geographical information
Adjusted EBITDA	$ (103,575)	$ (85,676)	$ (56,061)